Document and Entity Information	12 Months Ended
Jun. 30, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	RELMADA THERAPEUTICS, INC.
Entity Central Index Key	0001553643
Amendment Flag	true
Document Type	S-1/A
Amendment Description	Amendment No. 2
Document Period End Date	Jun. 30, 2019
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV